Inventory (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventory [Abstract]
Inventory finished goods value	$ 234,616	$ 178,056	$ 92,917
Inventory finished goods value	$ 234,616	$ 178,056